UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

ARS Core Equity Portfolio ETF Ticker: ACEP Listed on: The Nasdaq Stock Market, LLC	November 30, 2025 Semi-Annual Shareholder Report https://arsinvestetfs.com/acep/

This semi-annual shareholder report contains important information about the ARS Core Equity Portfolio ETF (the “Fund”) for the period of November 20, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/acep/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1	0.45%

KEY FUND STATISTICS (as of Period End)
Net Assets	$78,237,200	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	287	Advisory Fees Paid	$9,314
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Common Stocks	94.3%
Exchange Traded Funds	4.5%
Real Estate Investment Trusts	1.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	7.8%
Microsoft Corp.	6.4%
Seagate Technology Holdings PLC	5.0%
Broadcom, Inc.	5.0%
Alphabet, Inc. - Class A	4.8%
Lam Research Corp.	4.0%
Micron Technology, Inc.	3.6%
CRH PLC	3.4%
JPMorgan Chase & Co.	3.3%
Walmart, Inc.	3.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arsinvestetfs.com/acep/ You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2025

ARS Focused Opportunities Strategy ETF Ticker: AFOS Listed on: The Nasdaq Stock Market, LLC	November 30, 2025 Annual Shareholder Report https://arsinvestetfs.com/afos/

This semi-annual shareholder report contains important information about the ARS Focused Opportunities Strategy ETF (the “Fund”) for the period of June 25, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/afos/. You can also request this information by contacting us at (215) 330-4476

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$23	0.45%

KEY FUND STATISTICS (as of Period End)
Net Assets	$201,304,710	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	31	Advisory Fees Paid	$342,246
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	27.9%
Industrials	21.4%
Health Care	11.4%
Materials	11.4%
Financials	5.7%
Communication Services	5.6%
Consumer Discretionary	5.5%
Energy	4.3%
Cash and Cash Equivalents	6.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class A	5.6%
Western Digital Corp.	5.5%
Micron Technology, Inc.	4.8%
Lam Research Corp.	4.6%
Newmont Corp.	4.5%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Regeneron Pharmaceuticals, Inc.	3.8%
Ascendis Pharma AS - ADR	3.8%
CRH PLC	3.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arsinvestetfs.com/afos/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: November 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Communication Services - 6.7%
Alternative Carriers - 0.0%(a)
Liberty Latin America Ltd. - Class C (b)	725	$6,344

Cable & Satellite - 0.8%
Comcast Corp. - Class A	23,706	632,713

Integrated Telecommunication Services - 0.1%
AT&T, Inc.	127	3,304
Verizon Communications, Inc.	1,271	52,251
		55,555
Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A	11,785	3,773,321
Alphabet, Inc. - Class C	1,529	489,464
Meta Platforms, Inc. - Class A	272	176,242
Pinterest, Inc. - Class A (b)	134	3,500
		4,442,527
Movies & Entertainment - 0.1%
Netflix, Inc. (b)	320	34,426
Spotify Technology SA (b)	15	8,983
Warner Bros Discovery, Inc. (b)	345	8,280
		51,689
Publishing - 0.0%(a)
News Corp. - Class A	1,018	26,142
News Corp. - Class B	119	3,502
		29,644
Wireless Telecommunication Services - 0.0%(a)
T-Mobile US, Inc.	144	30,098
Total Communication Services		5,248,570

Consumer Discretionary - 3.3%
Apparel Retail - 0.1%
Ross Stores, Inc.	33	5,820
TJX Cos., Inc.	494	75,048
		80,868
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	23	8,449
Tapestry, Inc.	155	16,938
		25,387
Automobile Manufacturers - 0.2%
General Motors Co.	716	52,640
Tesla, Inc. (b)	261	112,275
		164,915

The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Automotive Retail - 0.1%
AutoZone, Inc. (b)	15	$59,315
O'Reilly Automotive, Inc. (b)	223	22,679
		81,994
Broadline Retail - 2.2%
Amazon.com, Inc. (b)	7,042	1,642,335
Macy's, Inc.	1,107	24,753
MercadoLibre, Inc. (b)	23	47,651
		1,714,739
Casinos & Gaming - 0.1%
Wynn Resorts Ltd.	200	25,736

Consumer Electronics - 0.0%(a)
Garmin Ltd.	33	6,445

Education Services - 0.0%(a)
Lincoln Educational Services Corp. (b)	505	10,393

Home Improvement Retail - 0.1%
Home Depot, Inc.	151	53,895
Lowe's Cos., Inc.	184	44,616
		98,511
Homebuilding - 0.0%(a)
DR Horton, Inc.	67	10,654

Hotels, Resorts & Cruise Lines - 0.0%(a)
Carnival Corp. (b)	342	8,817
Expedia Group, Inc.	16	4,091
		12,908
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (b)	1,350	46,602
DoorDash, Inc. - Class A (b)	7	1,388
McDonald's Corp.	749	233,553
Starbucks Corp.	288	25,088
		306,631
Specialized Consumer Services - 0.0%(a)
Matthews International Corp. - Class A	527	12,933
Total Consumer Discretionary		2,552,114

Consumer Staples - 3.7%
Agricultural Products & Services - 0.0%(a)
Archer-Daniels-Midland Co.	77	4,677

The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 3.1%
Costco Wholesale Corp.	74	$67,606
Dollar General Corp.	62	6,788
Walmart, Inc.	21,412	2,366,240
		2,440,634
Distillers & Vintners - 0.0%(a)
Brown-Forman Corp. - Class B	5	145

Food Distributors - 0.1%
Sysco Corp.	649	49,454

Household Products - 0.1%
Colgate-Palmolive Co.	103	8,280
Procter & Gamble Co.	255	37,781
		46,061
Packaged Foods & Meats - 0.0%(a)
Kellanova	370	30,947
Mondelez International, Inc. - Class A	255	14,680
		45,627
Personal Care Products - 0.0%(a)
Estee Lauder Cos., Inc. - Class A	64	6,021
Unilever PLC - ADR	131	7,937
		13,958
Soft Drinks & Non-alcoholic Beverages - 0.3%
Coca-Cola Co.	2,280	166,714
Monster Beverage Corp. (b)	127	9,524
PepsiCo, Inc.	341	50,720
		226,958
Tobacco - 0.1%
Altria Group, Inc.	360	21,243
Philip Morris International, Inc.	156	24,567
		45,810
Total Consumer Staples		2,873,324

Energy - 6.6%
Integrated Oil & Gas - 1.1%
Chevron Corp.	5,378	812,777
Exxon Mobil Corp.	455	52,744
		865,521
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,275	64,005

Oil & Gas Exploration & Production - 1.4%
APA Corp.	283	7,066
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.4% (Continued)
Canadian Natural Resources Ltd.	1,184	$39,984
EOG Resources, Inc.	9,488	1,023,281
EQT Corp.	242	14,728
Vitesse Energy, Inc.	1	21
		1,085,080
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	500	96,865
Phillips 66	1,200	164,352
Valero Energy Corp.	9	1,591
		262,808
Oil & Gas Storage & Transportation - 3.7%
Cheniere Energy, Inc.	355	74,003
DT Midstream, Inc.	11	1,336
Golar LNG Ltd.	31,905	1,178,890
NGL Energy Partners LP (b)	2,000	19,660
Targa Resources Corp.	9,157	1,605,314
Williams Cos., Inc.	256	15,598
		2,894,801
Total Energy		5,172,215

Financials - 11.4%
Asset Management & Custody Banks - 4.0%
Bank of New York Mellon Corp.	48	5,381
Blackrock, Inc.	1,269	1,329,024
Blackstone, Inc.	11,742	1,719,264
KKR & Co., Inc.	76	9,295
State Street Corp.	320	38,086
		3,101,050
Consumer Finance - 0.3%
American Express Co.	496	181,174
EZCORP, Inc. - Class A (b)	780	15,038
		196,212
Diversified Banks - 3.5%
Bank of America Corp.	1,083	58,103
Citigroup, Inc.	89	9,220
Comerica, Inc.	139	11,173
JPMorgan Chase & Co.	8,224	2,574,770
KeyCorp	795	14,612
Wells Fargo & Co.	414	35,542
		2,703,420
Financial Exchanges & Data - 0.0%(a)
CME Group, Inc.	12	3,377
Intercontinental Exchange, Inc.	39	6,135
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 0.0%(a) (Continued)
S&P Global, Inc.	2	$998
		10,510
Insurance Brokers - 2.4%
Arthur J Gallagher & Co.	7,411	1,835,112
Marsh & McLennan Cos., Inc.	250	45,862
		1,880,974
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	68	6,306
Goldman Sachs Group, Inc.	15	12,391
LPL Financial Holdings, Inc.	12	4,272
Morgan Stanley	1,108	187,983
		210,952
Life & Health Insurance - 0.0%(a)
Aflac, Inc.	167	18,422
Lincoln National Corp.	123	5,060
Unum Group	16	1,216
		24,698
Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc. - Class B (b)	370	190,110

Property & Casualty Insurance - 0.3%
Allstate Corp.	888	189,126
American International Group, Inc.	93	7,083
Chubb Ltd.	78	23,102
Loews Corp.	81	8,738
		228,049
Regional Banks - 0.0%(a)
Zions Bancorp NA	160	8,517

Transaction & Payment Processing Services - 0.4%
Cantaloupe, Inc. (b)	2,200	23,474
Fiserv, Inc. (b)	202	12,417
Mastercard, Inc. - Class A	307	169,013
PayPal Holdings, Inc.	79	4,952
Visa, Inc. - Class A	355	118,726
		328,582
Total Financials		8,883,074

Health Care - 4.5%
Biotechnology - 0.6%
AbbVie, Inc.	792	180,339
Amgen, Inc.	16	5,527
Ascendis Pharma AS - ADR (b)	567	120,391
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Biotechnology - 0.6% (Continued)
Biohaven Ltd. (b)	14,347	$143,901
Gilead Sciences, Inc.	124	15,604
Incyte Corp. (b)	74	7,730
Regeneron Pharmaceuticals, Inc.	23	17,944
		491,436
Health Care Distributors - 0.0%(a)
Cardinal Health, Inc.	48	10,188

Health Care Equipment - 0.2%
Abbott Laboratories	43	5,543
Boston Scientific Corp. (b)	379	38,499
Edwards Lifesciences Corp. (b)	30	2,600
IDEXX Laboratories, Inc. (b)	13	9,787
Intuitive Surgical, Inc. (b)	75	43,011
Stryker Corp.	126	46,769
		146,209
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	68	34,564
Universal Health Services, Inc. - Class B	84	20,465
		55,029
Health Care Services - 0.0%(a)
Cigna Group	97	26,896
Labcorp Holdings, Inc.	19	5,107
		32,003
Life Sciences Tools & Services - 0.0%(a)
Agilent Technologies, Inc.	26	3,991
Bio-Techne Corp.	269	17,353
Charles River Laboratories International, Inc. (b)	43	7,660
IQVIA Holdings, Inc. (b)	13	2,990
		31,994
Managed Health Care - 0.1%
Elevance Health, Inc.	19	6,427
Humana, Inc.	106	26,052
UnitedHealth Group, Inc.	26	8,574
		41,053
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	4,706	231,535
Eli Lilly & Co.	496	533,433
Johnson & Johnson	4,015	830,784
Merck & Co., Inc.	3,800	398,354
Novo Nordisk AS - ADR	14,607	720,855
		2,714,961
Total Health Care		3,522,873

The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Industrials - 8.6%
Aerospace & Defense - 4.2%
Boeing Co. (b)	283	$53,487
Curtiss-Wright Corp.	5	2,821
Ducommun, Inc. (b)	186	17,054
General Dynamics Corp.	38	12,982
General Electric Co.	137	40,888
HEICO Corp.	15	4,754
HEICO Corp. - Class A	2	494
Kratos Defense & Security Solutions, Inc. (b)	912	69,403
L3Harris Technologies, Inc.	66	18,394
Lockheed Martin Corp.	79	36,171
Northrop Grumman Corp.	1,579	903,583
Park Aerospace Corp.	550	10,664
RTX Corp.	12,004	2,099,620
		3,270,315
Building Products - 0.1%
AZZ, Inc.	121	12,756
Johnson Controls International PLC	39	4,536
Trane Technologies PLC	55	23,181
		40,473
Cargo Ground Transportation - 0.0%(a)
U-Haul Holding Co.	423	20,351
U-Haul Holding Co. (b)	82	4,317
		24,668
Construction & Engineering - 0.4%
AECOM	9	928
Arcosa, Inc.	9	959
Bowman Consulting Group Ltd. (b)	250	9,045
Comfort Systems USA, Inc.	6	5,862
Fluor Corp. (b)	1,100	47,223
Great Lakes Dredge & Dock Corp. (b)	11,990	153,112
Matrix Service Co. (b)	515	6,020
Quanta Services, Inc.	193	89,722
		312,871
Construction Machinery & Heavy Transportation Equipment - 0.1%
Atmus Filtration Technologies, Inc.	619	31,328
Caterpillar, Inc.	50	28,788
		60,116
Data Processing & Outsourced Services - 0.0%(a)
SS&C Technologies Holdings, Inc.	91	7,821

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	51	10,092
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.2% (Continued)
Eaton Corp. PLC	204	$70,562
Emerson Electric Co.	100	13,338
Generac Holdings, Inc. (b)	7	1,061
Powell Industries, Inc.	43	13,898
Vertiv Holdings Co. - Class A	235	42,237
		151,188
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	155	92,964

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	3,868	743,391

Industrial Machinery & Supplies & Components - 2.2%
Chart Industries, Inc. (b)	380	77,501
Graham Corp. (b)	387	22,252
Lincoln Electric Holdings, Inc.	200	47,886
Parker-Hannifin Corp.	1,861	1,603,624
		1,751,263
Passenger Airlines - 0.0%(a)
United Airlines Holdings, Inc. (b)	51	5,200

Passenger Ground Transportation - 0.0%(a)
Uber Technologies, Inc. (b)	141	12,343

Rail Transportation - 0.1%
CSX Corp.	1,080	38,189
Union Pacific Corp.	115	26,660
		64,849
Research & Consulting Services - 0.0%(a)
Spire Global, Inc. (b)	1,160	9,501

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. - Class A	220	19,571
NPK International, Inc. (b)	2,015	24,805
United Rentals, Inc.	133	108,419
WW Grainger, Inc.	50	47,431
		200,226
Total Industrials		6,747,189

Information Technology - 40.2%(c)
Application Software - 0.3%
Adobe, Inc. (b)	47	15,046
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Application Software - 0.3% (Continued)
Amplitude, Inc. - Class A (b)	1,045	$10,743
Autodesk, Inc. (b)	5	1,517
Guidewire Software, Inc. (b)	9	1,944
Intuit, Inc.	13	8,243
NCR Voyix Corp. (b)	720	7,279
Palantir Technologies, Inc. - Class A (b)	601	101,238
Pegasystems, Inc.	16	876
Salesforce, Inc.	261	60,171
		207,057
Communications Equipment - 0.3%
Arista Networks, Inc. (b)	320	41,818
Ciena Corp. (b)	480	98,021
Cisco Systems, Inc.	1,287	99,022
F5, Inc. (b)	8	1,913
Motorola Solutions, Inc.	31	11,460
		252,234
Electronic Equipment & Instruments - 0.0%(a)
Crane NXT Co.	229	12,893

Electronic Manufacturing Services - 0.0%(a)
TE Connectivity PLC	10	2,261

Internet Services & Infrastructure - 0.0%(a)
Cloudflare, Inc. - Class A (b)	25	5,005
MongoDB, Inc. (b)	24	7,977
Okta, Inc. (b)	50	4,017
Shopify, Inc. - Class A (b)	100	15,864
Twilio, Inc. - Class A (b)	32	4,150
Wix.com Ltd. (b)	3	287
		37,300
IT Consulting & Other Services - 0.0%(a)
Cognizant Technology Solutions Corp. - Class A	45	3,497
EPAM Systems, Inc. (b)	39	7,293
International Business Machines Corp.	35	10,800
TSS, Inc. (b)	967	9,312
		30,902
Semiconductor Materials & Equipment - 6.4%
Applied Materials, Inc.	148	37,333
KLA Corp.	1,566	1,840,786
Lam Research Corp.	19,866	3,099,096
		4,977,215
Semiconductors - 12.4%
Advanced Micro Devices, Inc. (b)	617	134,216
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Semiconductors - 12.4% (Continued)
Analog Devices, Inc.	1,967	$521,924
Broadcom, Inc.	9,620	3,876,475
Micron Technology, Inc.	11,906	2,815,531
NVIDIA Corp.	4,946	875,442
NXP Semiconductors NV	20	3,899
QUALCOMM, Inc.	8,502	1,429,101
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	45	13,118
		9,669,706
Systems Software - 6.7%
Crowdstrike Holdings, Inc. - Class A (b)	378	192,462
CyberArk Software Ltd. (b)	50	22,930
Microsoft Corp.	10,240	5,038,182
Oracle Corp.	110	22,215
Palo Alto Networks, Inc. (b)	23	4,373
		5,280,162
Technology Hardware, Storage & Peripherals - 14.1%
Apple, Inc.	21,892	6,104,584
Hewlett Packard Enterprise Co.	33,784	738,856
Pure Storage, Inc. - Class A (b)	250	22,240
Sandisk Corp. (b)	121	27,017
Seagate Technology Holdings PLC	14,158	3,917,377
Super Micro Computer, Inc. (b)	116	3,927
Western Digital Corp.	1,162	189,789
		11,003,790
Total Information Technology		31,473,520

Materials - 7.9%
Commodity Chemicals - 0.3%
Olin Corp.	8,761	184,857

Construction Materials - 3.4%
CRH PLC	21,955	2,633,722
Martin Marietta Materials, Inc.	30	18,697
		2,652,419
Copper - 1.9%
Freeport-McMoRan, Inc.	34,005	1,461,535

Fertilizers & Agricultural Chemicals - 0.0%(a)
CF Industries Holdings, Inc.	6	472
Mosaic Co.	113	2,767
		3,239

The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Gold - 2.1%
Newmont Corp.	18,373	$1,666,982

Industrial Gases - 0.0%(a)
Linde PLC	40	16,413

Specialty Chemicals - 0.1%
Albemarle Corp.	115	14,949
Aspen Aerogels, Inc. (b)	1,987	6,398
Ecolab, Inc.	26	7,154
Minerals Technologies, Inc.	100	5,865
Sherwin-Williams Co.	107	36,775
		71,141
Steel - 0.1%
Cleveland-Cliffs, Inc. (b)	1,100	14,344
Nucor Corp.	298	47,528
Steel Dynamics, Inc.	130	21,818
		83,690
Total Materials		6,140,276

Real Estate - 0.0%(a)
Real Estate Services - 0.0%(a)
CBRE Group, Inc. - Class A (b)	98	15,859

Utilities - 1.4%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	121	14,976
Duke Energy Corp.	115	14,253
Entergy Corp.	137	13,360
Exelon Corp.	274	12,911
NextEra Energy, Inc.	212	18,293
Southern Co.	246	22,416
Xcel Energy, Inc.	280	22,991
		119,200
Gas Utilities - 0.4%
New Jersey Resources Corp.	6,992	336,175

Independent Power Producers & Energy Traders - 0.0%(a)
Vistra Corp.	16	2,862

Multi-Utilities - 0.8%
Algonquin Power & Utilities Corp.	98,221	605,042
Ameren Corp.	161	17,122
The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.3% (CONTINUED)	Shares	Value
Multi-Utilities - 0.8% (Continued)
Dominion Energy, Inc.	108	$6,779
Public Service Enterprise Group, Inc.	190	15,869
		644,812
Total Utilities		1,103,049
TOTAL COMMON STOCKS (Cost $28,986,884)		73,732,063

EXCHANGE TRADED FUNDS - 4.5%
Invesco QQQ Trust Series 1	478	296,001
iShares Core S&P Mid-Cap ETF	1,863	123,591
iShares Core S&P U.S. Growth ETF	1,930	325,070
iShares S&P 500 Growth ETF	2,360	291,720
JPMorgan Equity Premium Income ETF	1,840	106,554
SPDR S&P 500 ETF Trust	2,357	1,610,750
State Street Energy Select Sector SPDR ETF	2,450	221,603
State Street Health Care Select Sector SPDR ETF	834	131,480
State Street SPDR S&P Oil & Gas Exploration & Production ETF	400	53,608
Vanguard Information Technology ETF	129	97,034
Vanguard Large-Cap ETF	165	52,091
Vanguard Mid-Cap Value ETF	331	58,766
Vanguard S&P 500 ETF	79	49,644
Vanguard Total Stock Market ETF	149	50,110
Vanguard Value ETF	352	67,049
TOTAL EXCHANGE TRADED FUNDS (Cost $1,534,455)		3,535,071

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Data Center REITs - 0.0%(a)
Digital Realty Trust, Inc.	3	480

Retail REITs - 0.0%(a)
Simon Property Group, Inc.	39	7,267

Telecom Tower REITs - 1.2%
American Tower Corp.	884	160,243
Crown Castle, Inc.	8,273	755,159
		915,402
Total Real Estate		923,149
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $834,443)		923,149

The accompanying notes are an integral part of these financial statements.

ARS CORE EQUITY PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.0%(a)
First American Government Obligations Fund - Class X, 3.92% (d)	30,383	$30,383
TOTAL MONEY MARKET FUNDS (Cost $30,383)		30,383

TOTAL INVESTMENTS - 100.0% (Cost $31,386,165)		$78,220,666
Other Assets in Excess of Liabilities - 0.0% (a)		16,534
TOTAL NET ASSETS - 100.0%		$78,237,200

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Communication Services - 5.6%
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A	35,458	$11,352,942

Consumer Discretionary - 5.5%
Automobile Manufacturers - 3.0%
General Motors Co.	82,901	6,094,882

Broadline Retail - 2.5%
Amazon.com, Inc. (a)	21,520	5,018,894
Total Consumer Discretionary		11,113,776

Energy - 4.3%
Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	21,351	4,136,329

Oil & Gas Storage & Transportation - 2.3%
Cheniere Energy, Inc.	21,811	4,546,721
Total Energy		8,683,050

Financials - 5.7%
Asset Management & Custody Banks - 2.9%
Blackstone, Inc.	39,347	5,761,188

Investment Banking & Brokerage - 2.8%
Morgan Stanley	33,910	5,753,170
Total Financials		11,514,358

Health Care - 11.4%
Biotechnology - 8.4%
Ascendis Pharma AS - ADR (a)	36,257	7,698,449
Biohaven Ltd. (a)	142,388	1,428,151
Regeneron Pharmaceuticals, Inc.	9,894	7,719,200
		16,845,800
Pharmaceuticals - 3.0%
Eli Lilly & Co.	5,723	6,154,915
Total Health Care		23,000,715

Industrials - 21.4%
Aerospace & Defense - 7.7%
Boeing Co. (a)	33,336	6,300,504
BWX Technologies, Inc.	10,415	1,863,035
Kratos Defense & Security Solutions, Inc. (a)	38,476	2,928,024
The accompanying notes are an integral part of these financial statements.

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Aerospace & Defense - 7.7% (Continued)
RTX Corp.	24,932	$4,360,856
		15,452,419
Construction & Engineering - 3.0%
Quanta Services, Inc.	13,121	6,099,691

Electrical Components & Equipment - 4.9%
Eaton Corp. PLC	11,505	3,979,464
Vertiv Holdings Co. - Class A	32,238	5,794,136
		9,773,600
Heavy Electrical Equipment - 3.0%
GE Vernova, Inc.	9,960	5,973,709

Industrial Machinery & Supplies & Components - 2.8%
Parker-Hannifin Corp.	6,604	5,690,667
Total Industrials		42,990,086

Information Technology - 27.9%(b)
Application Software - 2.1%
Salesforce, Inc.	18,382	4,237,786

Semiconductor Materials & Equipment - 4.6%
Lam Research Corp.	58,835	9,178,260

Semiconductors - 9.0%
Micron Technology, Inc.	40,454	9,566,562
NVIDIA Corp.	48,915	8,657,955
		18,224,517
Systems Software - 4.0%
Microsoft Corp.	16,465	8,100,945

Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	19,120	5,331,612
Western Digital Corp.	67,881	11,087,004
		16,418,616
Total Information Technology		56,160,124

Materials - 11.4%
Construction Materials - 3.6%
CRH PLC	60,431	7,249,303

Copper - 3.3%
Freeport-McMoRan, Inc.	151,629	6,517,014

The accompanying notes are an integral part of these financial statements.

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Gold - 4.5%
Newmont Corp.	100,196	$9,090,783
Total Materials		22,857,100
TOTAL COMMON STOCKS (Cost $97,806,456)		187,672,151

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.7%
First American Government Obligations Fund - Class X, 3.92% (c)	13,518,325	13,518,325
TOTAL MONEY MARKET FUNDS (Cost $13,518,325)		13,518,325

TOTAL INVESTMENTS - 99.9% (Cost $111,324,781)		$201,190,476
Other Assets in Excess of Liabilities - 0.1%		114,234
TOTAL NET ASSETS - 100.0%		$201,304,710

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

ARS ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	ARS Core Equity Portfolio ETF	ARS Focused Opportunities Strategy ETF
ASSETS:
Investments, at value (See Note 2)	$78,220,666	$201,190,476
Dividends receivable	23,816	180,997
Dividend tax reclaims receivable	2,032	5,590
Total assets	78,246,514	201,377,063

LIABILITIES:
Payable to adviser (See Note 3)	9,314	72,353
Total liabilities	9,314	72,353
NET ASSETS	$78,237,200	$201,304,710

NET ASSETS CONSISTS OF:
Paid-in capital	73,386,431	151,575,433
Total distributable earnings	4,850,769	49,729,277
Total net assets	$78,237,200	$201,304,710

Net assets	$78,237,200	$201,304,710
Shares issued and outstanding(a)	4,892,400	6,040,000
Net asset value per share	$15.99	$33.33

COST:
Investments, at cost	$31,386,165	$111,324,781

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

1

ARS ETFs

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	ARS Core Equity Portfolio ETF(a)	ARS Focused Opportunities Strategy ETF(b)
INVESTMENT INCOME:
Dividend income	$28,455	$727,324
Less: Dividend withholding taxes, net	—	(336)
Less: Issuance fees	—	(128)
Total investment income	28,455	726,860

EXPENSES:
Investment advisory fee (See Note 3)	9,314	342,246
Total expenses	9,314	342,246
NET INVESTMENT INCOME (LOSS)	19,141	384,614

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(820)	(1,769,179)
In-kind redemptions	—	28,635,289
Net realized gain (loss)	(820)	26,866,110

Net change in unrealized appreciation (depreciation) on:
Investments(c)	4,832,448	22,750,471
Net change in unrealized appreciation (depreciation)	4,832,448	22,750,471
Net realized and unrealized gain (loss)	4,831,628	49,616,581
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,850,769	$50,001,195

(a)	Inception date of the Fund was November 20, 2025.
(b)	Inception date of the Fund was June 25, 2025.
(c)
Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) in connection with securities received from in-kind exchanges. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

2

ARS ETFs

STATEMENT OF CHANGES IN NET ASSETS

	ARS Core Equity Portfolio ETF	ARS Focused Opportunities Strategy ETF
	Period ended November 30, 2025(a) (Unaudited)	Period ended November 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$19,141	$384,614
Net realized gain (loss)	(820)	26,866,110
Net change in unrealized appreciation (depreciation)	4,832,448	22,750,471
Net increase (decrease) in net assets from operations	4,850,769	50,001,195

CAPITAL TRANSACTIONS:
Shares sold	—	44,434,450
Shares issued from reorganization (See Note 1)	73,386,431	147,211,966
Shares redeemed	—	(40,342,901)
Net increase (decrease) in net assets from capital transactions	73,386,431	151,303,515

NET INCREASE (DECREASE) IN NET ASSETS	78,237,200	201,304,710

NET ASSETS:
Beginning of the period	—	—
End of the period	$78,237,200	$201,304,710

SHARES TRANSACTIONS
Shares sold	—	1,620,000
Shares issued from reorganization (See Note 1)	4,892,400	5,890,000
Shares redeemed	—	(1,470,000)
Total increase (decrease) in shares outstanding	4,892,400	6,040,000

(a)	Inception date of the Fund was November 20, 2025.
(b)	Inception date of the Fund was June 25, 2025.

The accompanying notes are an integral part of these financial statements.

3

ARS ETFs
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
ARS Core Equity Portfolio ETF
11/30/2025(g)(h)	$15.00	–(i)	0.99	0.99	$15.99	6.61%	$78,237	0.45%	0.92%	0%
ARS Focused Opportunities Strategy ETF
11/30/2025(g)(j)	$24.99	0.06	8.28	8.34	$33.33	33.35%	$201,305	0.45%	0.51%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Inception date of the Fund was November 20, 2025.
(i)	Amount represents less than $0.005 per share.
(j)	Inception date of the Fund was June 25, 2025.

The accompanying notes are an integral part of these financial statements.

4

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

ARS Core Equity Portfolio ETF (“ACEP”) and ARS Focused Opportunities Strategy ETF (“AFOS”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ACEP	November 20, 2025	10,000	The Nasdaq Stock Market, LLC
AFOS	June 25, 2025	10,000	The Nasdaq Stock Market, LLC
The investment objective for each Fund is to:

Fund	Investment Objective
ACEP	seeks to achieve long-term growth of capital and generate current income.
AFOS	seeks to achieve long term growth of capital.

As part of ACEP’s commencement of operations on November 20, 2025, ACEP received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $73,386,431 of securities which were recorded at their current value to align ACEP’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ACEP elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of November 20, 2025, was $31,384,378, resulting in net unrealized appreciation on investments of $42,002,053 as of that date. As a result of the in-kind contribution, ACEP issued 4,892,400 shares at a $15.00 per share net asset value.

As part of AFOS’s commencement of operations on June 25, 2025, AFOS received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $147,211,966 of securities which were recorded at their current value to align AFOS’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, AFOS elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 25, 2025, was $79,824,824, resulting in net unrealized appreciation on investments of $67,387,142 as of that date. As a result of the in-kind contribution, AFOS issued 5,890,000 shares at a $24.99 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the
5

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to Financial Statements is from November 20, 2025 to November 30, 2025 for ACEP and from June 25, 2025 to November 30, 2025 for AFOS (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
6

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ACEP
Investments
Common Stocks	$73,732,063	$—	$—	$73,732,063
Exchange Traded Funds	3,535,071	—	—	3,535,071
Real Estate Investment Trusts	923,149	—	—	923,149
Money Market Funds	30,383	—	—	30,383
Total Investments	$78,220,666	$—	$—	$78,220,666

AFOS
Investments
Common Stocks	$187,672,151	$—	$—	$187,672,151
Money Market Funds	13,518,325	—	—	13,518,325
Total Investments	$201,190,476	$—	$—	$201,190,476

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their
7

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
8

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. There were no reclassifications made during the current fiscal period as both the Funds commenced operations during the period.

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ACEP	0.45%
AFOS	0.45%

ARS Investment Partners, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

9

ARS ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ACEP	$—	$27,776
AFOS	22,483,286	33,083,675

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ACEP	$—	$—
AFOS	41,921,060	40,178,130

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 5 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

10

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on April 25, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the ARS Core Equity Portfolio ETF and ARS Focused Opportunities Strategy ETF (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of each Fund, the Adviser, and ARS Investment Partners, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to each Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each Fund and arranging service providers for each Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to each Fund, executing all Fund transactions, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Funds as they had not yet commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts (SMAs) of the Sub-Adviser that utilize the same strategy as a Fund. The Board noted that, with respect to the focused opportunities strategy, the SMAs had outperformed their respective benchmark for the since-inception period (December 31, 1999), but underperformed for the one-year, three-year, and five-year periods ended December 31, 2024. The Board noted that, with respect to the core equity strategy, the SMAs had outperformed their respective benchmark for the one-year, five-year and since-inception periods (March 7, 2011), but underperformed for the three-year period ended December 31, 2024.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the ARS Core Equity Portfolio ETF’s proposed management fee was higher than the average management fee for its peer group but its net expense ratio was in line with the average of the funds in the peer group. The Board noted that the ARS Focused Opportunities ETF’s proposed management fee and net expense ratio were above the average of the funds in the peer group, but within the range of the peer group. The Board considered that the Adviser believes the ARS Focused Opportunities ETF’s fees are supported by holding more concentrated exposure in fewer holdings than all except one of the funds in the peer group. The Board considered each Fund’s fee arrangement, in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with each Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Funds. The Board noted that the Sub-Adviser manages SMAs that follow strategies similar to the Funds and such SMA accountholders pay fees significantly higher than that proposed for the Funds. The Board considered the Sub-Adviser’s description of services provided to the various SMAs and its explanation for the differences in fees charged.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Funds and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Funds that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with a Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered each Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser would realize a profit as it relates to each Fund. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Funds. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. The Board considered that the Sub-Adviser may benefit from having fewer accounts to manage if certain clients decide to invest in a Fund in lieu of a SMA. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that each Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 28, 2026